Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)
Schedule of changes in the carrying amount of goodwill [Abstract]
Goodwill as of January 1, 2021	$ 35,694	[1]
Goodwill acquired	1,716	[2]
Measurement period adjustments	2,295
Foreign currency translation adjustments	(19)
Goodwill as of June 30, 2021	$ 39,686

[1]	The goodwill was acquired as part of Origin acquisition. See Note 3.
[2]	The goodwill was acquired as part of RPS acquisition. See Note 3.